SHAREHOLDERS' EQUITY (Details) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Balance as of January 1		154,501,629	133,916,229
Own shares held by the Group		(16,906,795)	(917,998)
Share based compensation		6,883,128	5,564,808
Issuance of shares in IPO		0	15,568,590
Issuance of Restricted shares	[1]	0	370,000
Issued and paid-in share capital as of December 31		144,477,962	154,501,629
Authorized share capital		500,000,000	500,000,000

[1]	See Note 17